Other Assets and Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets and Prepaid Expenses
11.	Other assets and prepaid expenses
Other current assets and prepaid expenses consist of the following:

	As of December 31, 2021	As of December 31, 2020
Tax credits	$25,871	$34,465
Prepaid expenses and advance to suppliers	20,223	15,664
Prepaid advertising	9	175
Others	4,700	1,991

Total other current assets and prepaid expenses	$50,803	$52,295

Other
non-current
assets and prepaid expenses consist of the following:

	As of December 31, 2021	As of December 31, 2020
Deferred tax assets	$68,659	$57,742
Seller indemnification	13,212	14,053
Equity method investments	535	—

Total other non-current assets and prepaid expenses	$82,406	$71,795